PROPERTY, PLANT AND EQUIPMENT - Summary of Right-of-use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 22,552
Ending balance	21,952	$ 22,552
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	36,355	34,455
Additions	3,880	3,652
Sales, retirements and other movements	1,492	2,024
Currency translation differences	(637)	272
Ending balance	38,106	36,355
Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(13,803)	(9,832)
Charge for the year	4,216	5,333
Sales, retirements and other movements	(1,650)	(1,468)
Currency translation differences	(215)	106
Ending balance	(16,154)	(13,803)
Exploration and evaluation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5
Ending balance	5	5
Exploration and evaluation | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5	5
Additions	0	0
Sales, retirements and other movements	0	0
Currency translation differences	0	0
Ending balance	5	5
Exploration and evaluation | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	0
Charge for the year	0	0
Sales, retirements and other movements	0	0
Currency translation differences	0	0
Ending balance	0	0
Production
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,443
Ending balance	6,387	7,443
Production | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14,440	15,213
Additions	311	502
Sales, retirements and other movements	365	1,370
Currency translation differences	(64)	95
Ending balance	14,322	14,440
Production | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(6,997)	(5,761)
Charge for the year	1,373	1,898
Sales, retirements and other movements	(400)	(712)
Currency translation differences	(35)	50
Ending balance	(7,935)	(6,997)
Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	9,513
Ending balance	9,802	9,513
Manufacturing, supply and distribution | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14,526	13,478
Additions	2,149	1,570
Sales, retirements and other movements	868	579
Currency translation differences	(59)	57
Ending balance	15,748	14,526
Manufacturing, supply and distribution | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(5,013)	(2,907)
Charge for the year	2,060	2,675
Sales, retirements and other movements	(1,093)	(598)
Currency translation differences	(34)	29
Ending balance	(5,946)	(5,013)
Other
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,591
Ending balance	5,758	5,591
Other | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,384	5,759
Additions	1,420	1,580
Sales, retirements and other movements	259	75
Currency translation differences	(514)	120
Ending balance	8,031	7,384
Other | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(1,793)	(1,164)
Charge for the year	783	760
Sales, retirements and other movements	(157)	(158)
Currency translation differences	(146)	27
Ending balance	$ (2,273)	$ (1,793)